Employment Benefits - Summary of Defined Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation from funded plans	₩ 4,564,417	₩ 4,570,614
Fair value of plan assets	(2,909,547)	(2,670,832)
Net liabilities incurred from defined benefit plans	₩ 1,654,870	₩ 1,899,782